Other Receivables	6 Months Ended
Jul. 31, 2024
Other Receivables
Other Receivables

Note 6 – Other Receivables

	July 31,	January 31,
	2024	2024
Net working capital adjustments receivable from acquisitions	340	—
Other receivables	15,684	12,193
	16,024	12,193

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At July 31, 2024, $0.3 million (nil at January 31, 2024) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.